Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 2,277.0	$ 818.3	$ 1,450.3	$ 533.9	$ 7.2	$ 5,086.7
Iron ore – Iron solutions, Brazil - Pará
Total			255.5			255.5
Iron ore – Iron solutions, Brazil - Minas Gerais
Total			219.9			219.9
Iron ore – Iron solutions, Brazil - Maranhão
Total			3.0			3.0
Copper – Energy transition metals, Brazil - Pará
Total			2.4			2.4
Nickel – Energy transition metals, Brazil - Pará
Total			0.8			0.8
Nickel – Energy transition metals, Canada - Manitoba
Total	1.4					1.4
Nickel – Energy transition metals, Canada - Ontario
Total					1.6	1.6
Nickel – Energy transition metals, Canada - Newfoundland
Total	1.0	1.2			0.4	2.6
Entity Level
Total	$ 2,274.6	$ 817.1	$ 968.7	$ 533.9	1.8	4,596.1
Nickel – Energy transition metals, Indonesia - South Sulawesi
Total					$ 3.5	$ 3.5